Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income from continuing operations
Income from continuing operations for the three years ended December 31 was as follows:

	2016	2015	2014
U.S. operations	$54,018	$51,189	$52,315
Foreign operations	12,473	(765)	17,223
Total	$66,491	$50,424	$69,538

Income tax expense (benefit)
Income tax expense (benefit) for the three years ended December 31 was as follows:

	2016	2015	2014
Current:
Federal	$15,962	$15,117	$11,903
Foreign	3,035	3,992	3,373
State	1,859	1,685	1,543
	$20,856	$20,794	$16,819
Deferred:
Federal	$(472)	$(481)	$2,650
Foreign	(434)	(1,888)	(524)
State	(73)	(89)	(58)
	$(979)	$(2,458)	$2,068
Total:
Federal	$15,490	$14,636	$14,553
Foreign	2,601	2,104	2,849
State	1,786	1,596	1,485
Total Income Tax Expense	$19,877	$18,336	$18,887

Effective tax rate reconciliation
Our effective income tax rate varied from the U.S. federal statutory tax rate for the three years ended December 31 as follows:

	2016	2015	2014
Tax at statutory rate	35.0%	35.0%	35.0%
Increases (decreases) in the tax rate from:
State and local taxes, net of federal benefit	1.7	2.2	1.7
Effect of foreign operations	(5.5)	(5.1)	(4.6)
Impairment of Long-Lived Assets	—	7.0	—
Effect of changes in valuation allowances	1.9	1.5	(0.9)
Domestic production activities deduction	(2.2)	(2.7)	(1.6)
Other, net	(1.0)	(1.5)	(2.4)
Effective income tax rate	29.9%	36.4%	27.2%

Deferred tax assets and liabilities
Deferred tax assets and liabilities were comprised of the following as of December 31:

	2016	2015
Deferred Tax Assets:
Inventories, principally due to changes in inventory reserves	$332	$—
Employee wages and benefits, principally due to accruals for financial reporting purposes	14,723	16,395
Warranty reserves accrued for financial reporting purposes	3,617	3,101
Receivables, principally due to allowance for doubtful accounts and tax accounting method for equipment rentals	1,413	1,446
Tax loss carryforwards	7,821	5,834
Tax credit carryforwards	1,228	1,102
Other	2,126	603
Gross Deferred Tax Assets	$31,260	$28,481
Less: valuation allowance	(6,865)	(5,884)
Total Net Deferred Tax Assets	$24,395	$22,597
Deferred Tax Liabilities:
Inventories, principally due to changes in inventory reserves	$—	$617
Property, Plant and Equipment, principally due to differences in depreciation and related gains	6,947	6,619
Goodwill and Intangible Assets	4,180	3,315
Total Deferred Tax Liabilities	$11,127	$10,551
Net Deferred Tax Assets	$13,268	$12,046

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015
Balance at January 1,	$2,326	$3,029
Increases as a result of tax positions taken during the current year	545	532
Decreases relating to settlement with tax authorities	(6)	(72)
Reductions as a result of a lapse of the applicable statute of limitations	(523)	(760)
Increases (Decreases) as a result of foreign currency fluctuations	135	(403)
Balance at December 31,	$2,477	$2,326